Related Party Transactions - Narrative (Detail) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
		Aug. 10, 2022	Jul. 21, 2022	Aug. 10, 2022	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues	[1]					$ 11,615,280	$ 12,753,671	$ 11,980,653	$ 12,822,963
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Related Party Transaction [Line Items]
Revenues										$ 46,387,963	$ 39,384,182
2022 Bonds | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Related Party Transaction [Line Items]
Proceeds from debt		$ 25,000,000	$ 135,000,000
Proceeds from related party debt				$ 10,000,000
Payment of related party interest										128,000
Mr.Timothy Sheehy [Member] | PilatusPC12aircraft [Member] | Chief Executive Officer [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Related Party Transaction [Line Items]
Cash paid for acquisition of assets					$ 3,850,000
Outstanding payables or commitments arising from the purchase of aircraft										$ 0
Related Party
Related Party Transaction [Line Items]
Revenues						112,210		433,454
Accounts receivable						427,454		427,454
Related Party | 2022 Bonds
Related Party Transaction [Line Items]
Proceeds from debt		$ 25,000,000	$ 135,000,000
Proceeds from related party debt				$ 10,000,000
Interest paid						0		575,000
Interest expense, debt						$ 279,000		$ 563,000

[1]	Includes related party revenues of $112,210 and $433,454 for the three and six months ended June 30, 2023, respectively.